Property and Equipment	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Property and Equipment
Property and Equipment

Property and equipment as of December 31, 2017 and 2016 consists of the following (in millions):

	2017	2016
Land	$31	$31
Buildings	228	204
Leasehold improvements	158	137
Computer equipment	1,073	909
Furniture, fixtures, and other equipment	167	207
	1,657	1,488
Accumulated depreciation and amortization	(1,047)	(862)
	$610	$626

During the years ended December 31, 2017 and 2016, the Company entered into capital lease and other financing obligations of $84 million and $43 million, respectively, for certain computer hardware and software. The assets are included in property and equipment and computer software and the remaining capital lease obligation is classified as long-term debt on our Consolidated Balance Sheets as of December 31, 2017. Periodic payments are included in repayment of borrowings on the Consolidated Statements of Cash Flows.

Depreciation and amortization expense on property and equipment, including that recorded under capital leases, amounted to $180 million, $185 million and $139 million for the years ended December 31, 2017, 2016 and 2015, respectively.